Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Net operating loss carryforwards	$ 6,671,907	$ 6,671,907						$ 6,671,907
Stock-based compensation expense	2,936,945	2,936,945						2,936,945
Capitalized research and development costs	2,421,390	2,421,390						2,421,390
Capitalized start-up costs	1,121,802	1,121,802						1,121,802
Capitalized licensing costs	687,926	687,926						687,926
Derivative liabilities
Capitalized patents	288,123	288,123						288,123
Warrants	133,203	133,203						133,203
Accrued payroll	71,830	71,830						71,830
Contributions carryforward	2,833	2,833						2,833
Lease liabilities	26,794	26,794						26,794
Deferred rent
Deferred tax assets	14,362,753	14,362,753						14,362,753
Valuation allowance
Deferred tax assets	14,362,753	14,362,753						14,362,753
Deferred debt discount
Right-of-use asset	(24,236)	(24,236)						(24,236)
In-process research and development	(24,658,231)	(24,658,231)						(24,658,231)
Fixed assets	(4,270)	(4,270)						(4,270)
Deferred tax liabilities	(24,686,737)	(24,686,737)						(24,686,737)
Deferred tax assets, net	$ (10,323,984)	$ (10,323,984)						$ (10,323,984)
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor		Predecessor	Predecessor		Predecessor
Net operating loss carryforwards							$ 6,639,882		$ 4,930,055
Stock-based compensation expense							4,084,595		3,220,799
Capitalized research and development costs							2,362,939		2,199,126
Capitalized start-up costs							565,530		620,016
Capitalized licensing costs							689,820		735,485
Derivative liabilities									6,388
Capitalized patents							273,682		235,065
Warrants							238,768		239,307
Accrued payroll
Contributions carryforward							2,833		2,840
Lease liabilities
Deferred rent									4,176
Deferred tax assets							14,858,049		12,193,257
Valuation allowance							(14,853,648)		(12,180,021)
Deferred tax assets							4,401		13,236
Deferred debt discount									(6,388)
Right-of-use asset
In-process research and development
Fixed assets							(4,401)		(6,848)
Deferred tax liabilities							(4,401)		(13,236)
Deferred tax assets, net